SENIOR SECURED CONVERTIBLE CREDIT FACILITY (Details ) - USD ($)	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Total Drawn On Senior Secured Convertible Credit Facility	$ 199,478,232	$ 187,431,400	$ 100,000,000
Less Unamortize Debt Discount	(39,886,067)	(21,062,937)	(13,144,585)
Senior Secured Convertible Credit Facility Net	159,592,165	166,368,463	86,855,415
Secured Convertible Note 9 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	2,092,538	0
Secured Convertible Note 8 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	8,745,997	8,199,863	0
Secured Convertible Note 7 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	5,596,564	0
Secured Convertible Note 6 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	2,894,053	2,734,282	0
Secured Convertible Note 5 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	20,717,133	19,423,593	0
Secured Convertible Note 4 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	13,327,075	12,500,000	0
Secured Convertible Note 3 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	10,974,012	10,288,815	0
Secured Convertible Note 2 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	28,340,475	26,570,948	0
Secured Convertible Note 1 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	90,698,233	86,053,316	80,000,000
Secured Convertible Note [Member]
Total Drawn On Senior Secured Convertible Credit Facility	$ 16,092,152	$ 21,660,583	$ 20,000,000